Participative stockholders' debentures (Details) $ in Millions, R$ in Billions	12 Months Ended
	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)
Participative stockholders' debentures
Number of debentures issued	388,559,056	388,559,056
Remuneration paid to the participative stockholders debentures	R$ 1	$ 183	R$ 776	$ 194